INCOME TAX CHARGE - Summary of Reconciliation of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Major components of tax expense (income) [abstract]
Loss before tax	$ (4,291)	$ (12,257)	$ (4,239)	$ (1,308)
Expected tax credit	(246)	(4,406)	(65)	(3,008)
Disallowed expenses	295	6,696	506	6,650
Movement in unrecognized temporary differences	277	(927)	626	(2,512)
Out of period correction	0	0	507	0
Change in estimates related to prior periods	(31)	0	(31)	0
Changes in tax rates	0	(364)	0	(364)
Other	40	159	19	107
Income tax expense (benefit)	$ 335	$ 1,158	$ 1,562	$ 873